Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 94.80%
California: 5.82%
Education revenue: 0.39%
California Municipal Finance Authority STREAM Charter School Series A144A	5.00%	6-15-2051	$125,000	$105,543
Health revenue: 0.38%
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	100,000	101,902
Housing revenue: 3.67%
California Infrastructure & Economic Development Bank California State Teachers’ Retirement System	5.00	8-1-2030	310,000	332,421
California Municipal Finance Authority Special Finance Agency XII Allure Apartments Series A2144A	4.38	8-1-2049	200,000	144,193
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2029	375,000	391,954
California Statewide CDA Community Improvement Authority Waterscape Apartments Series B144A	4.00	9-1-2046	150,000	115,216
				983,784
Miscellaneous revenue: 1.38%
City & County of San Francisco Series A COP	4.00	4-1-2034	370,000	369,383
				1,560,612
Colorado: 5.73%
Education revenue: 2.79%
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2027	535,000	545,549
Colorado School of Mines Series B (AGM Insured)	5.25	12-1-2052	200,000	203,352
				748,901
Health revenue: 1.68%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	500,000	450,180
Tax revenue: 1.26%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2040	375,000	336,571
				1,535,652
District of Columbia: 2.92%
Housing revenue: 1.94%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2035	520,000	521,092
Water & sewer revenue: 0.98%
District of Columbia Water & Sewer Authority Series A	5.00	10-1-2038	250,000	261,408
				782,500
See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 0.37%
Education revenue: 0.37%
Florida Development Finance Corp. United Cerebral Palsy of Central Florida, Inc. Series A	5.00%	6-1-2050	$125,000	$100,051
Georgia: 0.95%
Education revenue: 0.95%
Private Colleges & Universities Authority Mercer University	5.25	10-1-2051	250,000	253,481
Guam: 0.86%
Water & sewer revenue: 0.86%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	231,686
Idaho: 1.41%
Health revenue: 1.41%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	385,000	379,383
Illinois: 16.68%
Education revenue: 2.20%
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group	4.00	11-1-2051	750,000	590,431
GO revenue: 1.90%
City of Decatur (BAM Insured)	5.00	3-1-2024	375,000	375,695
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2027	155,000	134,352
				510,047
Health revenue: 3.76%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	500,000	423,568
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A	5.00	2-15-2025	580,000	585,231
				1,008,799
Tax revenue: 1.89%
Chicago Transit Authority Sales Tax Receipts Fund (AGM Insured)	5.00	12-1-2046	500,000	506,339
Transportation revenue: 2.41%
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2031	600,000	646,159
Water & sewer revenue: 4.52%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2053	500,000	512,359
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2024	700,000	701,029
				1,213,388
				4,475,163
Indiana: 3.90%
Health revenue: 1.90%
Indiana Finance Authority Series A	5.00	10-1-2053	500,000	508,798
See accompanying notes to portfolio of investments
2 | Allspring Municipal Sustainability Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 2.00%
Indiana Finance Authority State Revolving Fund Series E	5.00%	2-1-2047	$500,000	$538,220
				1,047,018
Maryland: 2.33%
Water & sewer revenue: 2.33%
Maryland Water Infrastructure Financing Administration Bay Restoration Fund	3.15	3-1-2028	655,000	624,335
Massachusetts: 5.26%
Education revenue: 1.90%
Massachusetts Development Finance Agency Trustees of Boston College Series U	5.00	7-1-2025	500,000	511,012
Health revenue: 3.36%
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	300,000	288,961
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2052	500,000	487,866
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2025	125,000	123,404
				900,231
				1,411,243
Michigan: 5.41%
GO revenue: 1.97%
City of Detroit Series C	6.00	5-1-2043	500,000	527,142
Housing revenue: 1.92%
Michigan State Building Authority Series I	5.00	10-15-2031	500,000	515,732
Water & sewer revenue: 1.52%
Great Lakes Water Authority Water Supply System Revenue Series D	5.00	7-1-2031	400,000	408,982
				1,451,856
Minnesota: 0.31%
Education revenue: 0.31%
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	100,000	82,238
Nevada: 2.00%
GO revenue: 2.00%
County of Clark	5.00	11-1-2029	500,000	535,964
New Jersey: 4.68%
Education revenue: 2.38%
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.25	7-1-2043	670,000	639,042
Housing revenue: 2.30%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	100,000	104,963
See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New Jersey EDA Department of the Treasury Series XX	4.00%	6-15-2024	$270,000	$269,591
New Jersey EDA Series QQQ	4.00	6-15-2034	245,000	241,232
				615,786
				1,254,828
New York: 12.16%
Education revenue: 6.92%
Allegany County Capital Resource Corp. Houghton College Series A	5.00	12-1-2026	390,000	389,826
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group 144A	5.00	6-1-2032	375,000	373,932
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	150,000	136,991
Build NYC Resource Corp. Unity Preparatory Charter School of Brooklyn Series A144A	5.25	6-15-2043	500,000	469,588
New York State Dormitory Authority Series A	5.00	7-1-2038	270,000	279,746
Tompkins County Development Corp. Ithaca College	5.00	7-1-2041	205,000	206,090
				1,856,173
GO revenue: 0.47%
City of Poughkeepsie	5.00	6-1-2024	125,000	124,700
Tax revenue: 2.76%
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2	5.50	5-15-2052	700,000	740,731
Water & sewer revenue: 2.01%
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2032	500,000	540,299
				3,261,903
North Carolina: 0.67%
Housing revenue: 0.67%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2024	180,000	179,706
Oregon: 3.53%
GO revenue: 1.91%
City of Bend	5.00	6-1-2050	500,000	512,823
Health revenue: 1.62%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	430,000	434,409
				947,232
Pennsylvania: 5.13%
Education revenue: 0.86%
Allegheny County Higher Education Building Authority Robert Morris University	5.00	10-15-2037	250,000	231,203
Health revenue: 2.27%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	625,000	608,751
See accompanying notes to portfolio of investments
4 | Allspring Municipal Sustainability Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 2.00%
Pennsylvania Turnpike Commission Series B1	5.25%	6-1-2047	$535,000	$535,827
				1,375,781
South Carolina: 1.04%
Education revenue: 1.04%
South Carolina Jobs-EDA Wofford College	5.00	4-1-2033	270,000	279,866
Texas: 0.85%
Water & sewer revenue: 0.85%
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series B	5.00	4-15-2024	225,000	226,496
Utah: 3.89%
Housing revenue: 3.89%
University of Utah Series B	5.00	8-1-2042	1,000,000	1,044,030
Washington: 6.69%
Education revenue: 0.56%
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2027	145,000	148,804
GO revenue: 2.40%
King County Public Hospital District No. 1	5.00	12-1-2026	625,000	644,607
Utilities revenue: 3.73%
Chelan County Public Utility District No. 1 Series A	4.00	7-1-2036	500,000	489,111
City of Seattle Municipal Light & Power Revenue Series A	5.00	3-1-2053	500,000	512,180
				1,001,291
				1,794,702
Wisconsin: 2.21%
Education revenue: 1.69%
PFA Quality Education Academy Series A144A	6.25	7-15-2053	475,000	452,209
Health revenue: 0.52%
PFA Washoe Barton Medical Clinic Series A	4.00	12-1-2051	200,000	140,806
				593,015
Total municipal obligations (Cost $27,646,550)				25,428,741

		Yield	Shares
Short-term investments: 3.96%
Investment companies: 3.96%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.28	1,062,698	1,062,911
Total short-term investments (Cost $1,062,910)				1,062,911
Total investments in securities (Cost $28,709,460)	98.76%			26,491,652
Other assets and liabilities, net	1.24			332,300
Total net assets	100.00%			$26,823,952

See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CDA	Community Development Authority
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
PFA	Public Finance Authority
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$1,646,188	$3,909,792	$(4,493,069)	$0	$0	$1,062,911	1,062,698	$15,136
See accompanying notes to portfolio of investments
6 | Allspring Municipal Sustainability Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$25,428,741	$0	$25,428,741
Short-term investments
Investment companies	1,062,911	0	0	1,062,911
Total assets	$1,062,911	$25,428,741	$0	$26,491,652
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Municipal Sustainability Fund  | 7